Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of key management personnel compensation
	Three months		Six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021

Salaries and bonus	60,000	-	360,000	250,000
Short-term employee benefits	598	602	1,181	1,185
Stock-based compensation	349,259	184,827	411,526	414,015

	$409,857	$185,429	$772,707	665,200